Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share Abstract [Abstract]
Disclosure Of Earnings Per Share Explanatory

36. Earnings per Share

36.1 Basic Earnings Per Share

Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31, 2017, 2018 and 2019.

Weighted average number of ordinary shares outstanding:

	2017		2018		2019[1]
	(in number of shares)
	Number of shares	Accumulated amount	Number of shares	Accumulated amount	Number of shares	Accumulated amount
Number of issued ordinary shares	418,111,537	152,610,711,005	418,111,537	152,610,711,005	415,807,920	152,564,638,665
Number of treasury shares	(19,147,923)	(7,076,099,790)	(22,560,240)	(7,888,226,378)	(26,173,585)	(9,801,574,522)

Number of ordinary shares outstanding	398,963,614	145,534,611,215	395,551,297	144,722,484,627	389,634,335	142,763,064,143
Number of days		365		365		365
Weighted average number of ordinary shares outstanding		398,724,962		396,499,958		391,131,683

[1]	Initial date of treasury stock that was deducted by the retirement is December 12, 2019.

Basic earnings per share:

	2017		2018		2019
	(in Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,311,827,412,557
Deduction: Dividends on hybrid securities		—		—		6,512,500,000
Profit attributable to the ordinary equity holders of the Parent Company (A)	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557
Weighted average number of ordinary shares outstanding (B)		398,724,962		396,499,958		391,131,683
Basic earnings per share (C = A / B)	￦	8,305	￦	7,721	￦	8,451

36.2 Diluted Earnings per Share

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Group’s dilutive potential ordinary shares include Stock Grants.

A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price of the Group’s outstanding shares for the year) based on the monetary value of Stock Grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of Stock Grants.

Adjusted profit for diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In Korean won)
Profit attributable to the ordinary equity holders of the Parent Company	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557
Adjustment		—		—		—

Adjusted profit for diluted earnings per share	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557

Adjusted weighted average number of ordinary shares outstanding to calculate diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017	2018	2019
	(in number of shares)
Weighted average number of ordinary shares outstanding	398,724,962	396,499,958	391,131,683
Adjustment:
Stock Grants	2,319,533	2,307,630	2,890,513
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	401,044,495	398,807,588	394,022,196

Diluted earnings per share for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(in Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,311,437,880,186	￦	3,061,191,387,929	￦	3,305,314,912,557
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		401,044,495		398,807,588		394,022,196
Diluted earnings per share	￦	8,257	￦	7,676	￦	8,389